UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010
                                               -------------
Check here if Amendment [_]; Amendment Number: ___
This Amendment (Check only one.):              [_] is a restatement.
                                               [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Smithwood Advisers, L.P.
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Address: 1999 Avenue of the Stars, Suite 2040
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         Los Angeles, CA 90067
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Form 13F File Number: 28- 11980
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stacey Schaper
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Title:   Compliance Officer
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Phone:   310 286-2929
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Signature,  Place,  and  Date  of  Signing:

/s/ Stacey Schaper                   Los Angeles, CA            August  16, 2010
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    [Signature]                       [City, State]                  [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number          Name

28-___________________   ________________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


REPORTING SUMMARY:


NUMBER OF OTHER INCLUDED MANAGERS:              0
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FORM 13F INFORMATION TABLE ENTRY TOTAL:        18
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FORM 13F INFORMATION TABLE VALUE TOTAL:   105,280
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LIST OF OTHER INCLUDED MANAGERS:  NONE

                                                     FORM 13F INFORMATION TABLE

                                                                     VALUE     SHARES/  SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER                   TITLE OF CLASS     CUSIP   (x$1000)   PRN AMT  PRN CALL DSCRETN MANAGERS SOLE  SHARED NONE
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Capitalsource Inc. 4.000%
  due 7/15/34                           NOTE              14055xae2   10,450  11,000,000 PRN       SOLE            SOLE
Cheniere Energy Inc. 2.25% due 8/1/12   NOTE              16411rae9    1,180   2,000,000 PRN       SOLE            SOLE
Flotek Industries Inc. 5.25%
  Due 2/15/28                           NOTE              343389aa0    2,400   4,000,000 PRN       SOLE            SOLE
Playboy Enterprises Inc. 3.00%
  due 3/15/25                           NOTE              728117ab8   18,735  20,702,000 PRN       SOLE            SOLE
AEP Industries Inc.                     COM               001031103   12,835     537,497 SH        SOLE            SOLE
Alcon Inc                               COM               h01301102    7,410      50,000 SH        SOLE            SOLE
CIT Group Inc.                          COM               125581801   16,930     500,000 SH        SOLE            SOLE
Greenlight Capital RE Ltd               COM               g4095j109    2,519     100,000 SH        SOLE            SOLE
ITC Holdings Corp                       COM               465685105    1,535   1,058,854 SH        SOLE            SOLE
Liberty Global Inc                      COM SER A         530555101    5,198     200,000 SH        SOLE            SOLE
Novagold Resources, Inc.                COM               66987e206    1,396     200,000 SH        SOLE            SOLE
Orbitz Worldwide Inc.                   COM               68557K109    1,238     325,000 SH        SOLE            SOLE
Seabright Insurance Holdings Inc        COM               811656107    3,119     329,000 SH        SOLE            SOLE
Vector Group Ltd.                       COM               92240M108      841      50,000 SH        SOLE            SOLE
Market Vectors ETF TR                   GOLD MINER ETF    57060u100   12,974     250,000 SH        SOLE            SOLE
Market Vectors ETF TR                   JR GOLD MINER ETF 57060U589    2,726     100,000 SH        SOLE            SOLE
Augusta Resource Corp                   COM               050912203    3,064   2,000,000 SH        SOLE            SOLE
Airgas Inc.                             COM               009363902      730       1,000    CALL   SOLE            SOLE

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                                                              TOTAL  105,280
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